Interest, advances, promissory notes payable and loan payable (Details 2)	12 Months Ended
Dec. 31, 2023 USD ($)
Interest Advances Promissory Notes Payable And Loan Payable
Balance, December 31, 2021	$ 2,213,368
Promissory notes received	244,358
Repayment of promissory notes	(244,358)
Transferred to promissory notes payable pursuant to private transaction	(50,000)
Balance, December 31, 2022 and December 31, 2023	$ 2,163,368